RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jan. 18, 2023	Nov. 26, 2022	Oct. 26, 2022	Jun. 07, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party						$ 602,720
Advance from related party for expenses incurred on behalf of company		$ 402,936
Advances from related parties				$ 43,900		43,900	$ 43,900
Proceeds held in trust account used to repay working capital loans				0			0
Total expenses incurred		$ 402,936
Unsecured promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount								$ 250,000
Working capital loans
RELATED PARTY TRANSACTIONS
Advances from related parties				0		0	0
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note											$ 625,000
Repayment of promissory note - related party	$ 602,720
Aggregate principal amount									$ 350,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Aggregate principal amount										$ 350,000
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			$ 10,000
Total expenses incurred				30,000	$ 30,000	20,000	120,000
Due to related parties included in accrued expenses				$ 10,550	$ 10,000	$ 10,000	$ 10,550